MFS® INVESTMENT MANAGEMENT
500 BOYLSTON STREET, BOSTON, MASSACHUSETTS  02116-3741
(617) 954-5000

                    April 3, 2012

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Series Trust II (the “Trust”) (File Nos. 33-7637 and 811-4775) on Behalf of MFS® Growth Fund (the “Fund”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 48 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on March 28, 2012.

Please call the undersigned at (617) 954-5843 or Keli Davis at (617) 954-5873 or with any questions you may have.

                                              Very truly yours,

                                              BRIAN E. LANGENFELD
                                              Brian E. Langenfeld
                                              Vice President & Senior Counsel

BEL/bjn